Treasury shares	12 Months Ended
Dec. 31, 2017
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Treasury shares

28. Treasury shares

	Pearson plc
	Number of shares 000s	£m
At 1 January 2016	6,705	72
Purchase of treasury shares	3,000	27
Release of treasury shares	(1,986)	(20)

At 31 December 2016	7,719	79
Purchase of treasury shares	—	—
Release of treasury shares	(1,725)	(18)

At 31 December 2017	5,994	61

The Group holds Pearson plc shares in trust to satisfy its obligations under its restricted share plans (see note 26). These shares, representing 0.8% (2016: 0.9%) of called-up share capital, are treated as treasury shares for accounting purposes and have a par value of 25p per share.

The nominal value of Pearson plc treasury shares amounts to £1.5m (2016: £1.9m) . Dividends on treasury shares are waived.

At 31 December 2017, the market value of Pearson plc treasury shares was £44m (2016: £63m).